Vessels, Port Terminals and Other Fixed Assets (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Cash consideration received	$ 372,000
Total consideration received from sale	417,000
Consideration in shares (number of shares)	2,470,505
Preferred stock issued number of shares			13,410
Capital lease payments	1,519	1,040
Transportation and other related costs attributable to acquired barges and pushboats	17,635
Date of restructuring of capital lease	May 09, 2012
Navios Hyperion
Property Plant And Equipment [Line Items]
Date of disposal	Jan. 08, 2010
Year Built	2,004
Cash consideration received	63,000		63,000
66 Dry Barges
Property Plant And Equipment [Line Items]
Total consideration for acquisition	19,836
Floating Drydock Facility
Property Plant And Equipment [Line Items]
Total consideration for acquisition	4,304
Silo in Nueva Palmira Uruguay
Property Plant And Equipment [Line Items]
Total consideration for acquisition	9,736
Stavroula
Property Plant And Equipment [Line Items]
Purchase price obligation capital lease	9,850
San San H
Property Plant And Equipment [Line Items]
Purchase price obligation capital lease	9,800
Navios Fulvia/Navios Melodia
Property Plant And Equipment [Line Items]
Date of disposal	Nov. 15, 2010
Year Built	2,010
Cash consideration received	162,000
Total consideration received from sale	176,971
Consideration in shares (number of shares)	788,370
Navios Aurora II
Property Plant And Equipment [Line Items]
Date of disposal	Mar. 18, 2010
Year Built	2,009
Cash consideration received	90,000		90,000
Total consideration received from sale	110,000
Consideration in shares (number of shares)	1,174,219
Shares consideration received value			20,326
Navios Pollux
Property Plant And Equipment [Line Items]
Date of disposal	May 21, 2010
Year Built	2,009
Cash consideration received	110,000		110,000
Navios Luz/Navios Orbiter
Property Plant And Equipment [Line Items]
Date of disposal	May 19, 2011
Cash consideration received	120,000
Total consideration received from sale	130,000
Consideration in shares (number of shares)	507,916
Shares consideration received value	10,000
Navios Luz
Property Plant And Equipment [Line Items]
Date of delivery	Nov. 17, 2010
Year Built	2,010
Cash consideration received		71,975
Total consideration for acquisition	54,501
Shares consideration received value		6,000
Vessel capacity in DWT	179,144
Acquisition price cash	563
Amount financed through loan	37,500
Preferred stock issued number of shares			3,551
Navios Orbiter
Property Plant And Equipment [Line Items]
Year Built	2,004
Cash consideration received		47,984
Shares consideration received value		4,000
Navios Antares
Property Plant And Equipment [Line Items]
Date of delivery	Jan. 20, 2010
Year Built	2,010
Total consideration for acquisition	115,747
Vessel capacity in DWT	169,059
Acquisition price cash	30,847
Acquisition price shares	10,000
Amount financed through loan	64,350
Preferred stock issued number of shares			1,780
Navios Vector
Property Plant And Equipment [Line Items]
Date of delivery	Apr. 28, 2010
Total consideration for acquisition	30,000
Vessel capacity in DWT	50,296
Restricted cash released for acquisition	17,982
Navios Melodia
Property Plant And Equipment [Line Items]
Date of delivery	Sep. 20, 2010
Year Built	2,010
Cash consideration received			72,100
Total consideration for acquisition	69,065
Shares consideration received value			6,687
Vessel capacity in DWT	179,132
Acquisition price cash	19,657
Amount financed through loan	36,987
Preferred stock issued number of shares			2,500
Navios Fulvia
Property Plant And Equipment [Line Items]
Date of delivery	Oct. 01, 2010
Year Built	2,010
Cash consideration received			89,900
Total consideration for acquisition	67,511
Shares consideration received value			8,284
Vessel capacity in DWT	179,263
Acquisition price cash	14,254
Amount financed through loan	36,987
Preferred stock issued number of shares			3,740
Navios Buena Ventura
Property Plant And Equipment [Line Items]
Date of disposal	Jun. 15, 2012
Date of delivery	Oct. 29, 2010
Year Built	2,010
Cash consideration received	67,500
Total consideration for acquisition	71,209
Vessel capacity in DWT	179,132
Acquisition price cash	19,089
Restricted cash released for acquisition	39,000
Amount financed through loan	39,000
Preferred stock issued number of shares			2,500
Navios Etoile
Property Plant And Equipment [Line Items]
Date of delivery	Dec. 03, 2010
Year Built	2,010
Total consideration for acquisition	66,163
Vessel capacity in DWT	179,234
Acquisition price cash	22,781
Amount financed through loan	37,500
Preferred stock issued number of shares			1,238
Navios Bonheur
Property Plant And Equipment [Line Items]
Date of delivery	Dec. 17, 2010
Year Built	2,010
Total consideration for acquisition	68,883
Vessel capacity in DWT	179,259
Acquisition price cash	691
Amount financed through loan	56,790
Preferred stock issued number of shares			2,500
Navios Altamira
Property Plant And Equipment [Line Items]
Date of delivery	Jan. 28, 2011
Year Built	2,010
Total consideration for acquisition	55,427
Vessel capacity in DWT	179,165
Acquisition price cash	15,427
Amount financed through loan	40,000
Navios Azimuth
Property Plant And Equipment [Line Items]
Date of delivery	Feb. 14, 2011
Year Built	2,011
Total consideration for acquisition	55,672
Vessel capacity in DWT	179,169
Acquisition price cash	14,201
Amount financed through loan	40,000
Preferred stock issued number of shares			300
Navios Astra
Property Plant And Equipment [Line Items]
Date of delivery	Feb. 21, 2011
Total consideration for acquisition	22,775
Vessel capacity in DWT	53,468
Amount financed through loan	18,850
Date of loan drawdown	May 20, 2011
Unamortized portion of favorable lease term	1,513
Navios Avior
Property Plant And Equipment [Line Items]
Date of delivery	May 14, 2012
Year Built	2,012
Total consideration for acquisition	39,094
Vessel capacity in DWT	81,355
Acquisition price cash	18,210
Amount financed through loan	20,884
Navios Centaurus
Property Plant And Equipment [Line Items]
Date of delivery	Mar. 30, 2012
Year Built	2,012
Total consideration for acquisition	37,095
Vessel capacity in DWT	81,472
Acquisition price cash	15,645
Amount financed through loan	21,450
Nueva Palmira Uruguay Dry Port Terminal
Property Plant And Equipment [Line Items]
Date of delivery	May 16, 2011
Total consideration for acquisition	3,891
Pushboats William Hank and Lonny Fugate
Property Plant And Equipment [Line Items]
Total consideration for acquisition	10,819
WW Dyer
Property Plant And Equipment [Line Items]
Total consideration for acquisition	6,360
Navios Serenity
Property Plant And Equipment [Line Items]
Date of delivery	Mar. 26, 2012
Year Built	2,011
Total consideration for acquisition	26,117
Vessel capacity in DWT	34,690
Amount financed through loan	26,000
Conveyor Belt
Property Plant And Equipment [Line Items]
Total consideration for acquisition	7,548
Liquid port in Paraguay
Property Plant And Equipment [Line Items]
Construction cost	891	597
Capacity in cubic meters	45,660
Four new tank barges
Property Plant And Equipment [Line Items]
Cost per tank barge	1,900
Payments for tank barges under construction	780
Acquisition of one pushboat and three liquid barges
Property Plant And Equipment [Line Items]
Total consideration for acquisition	13,443
Acquisition price cash	630
Payment terms for assets acquisition	one initial payment and seven semiannual installments with the final installment payable on June 30, 2016.
Outstanding balance payable	12,813
Acquisition of three liquid barges from Merco Parana S.A.
Property Plant And Equipment [Line Items]
Total consideration for acquisition	2,493
Acquisition price cash	1,980
Payment terms for assets acquisition	installments with the final installment payable on March 29, 2013
Outstanding balance payable	$ 513
Percentage of common stock acquired	100.00%